Transactions with related parties (Details Narrative)	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended				12 Months Ended
	Feb. 28, 2019 USD ($)	Mar. 31, 2017 USD ($)	Mar. 17, 2017 USD ($) shares	Apr. 21, 2020 USD ($)	Jun. 29, 2019 USD ($)	Sep. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Dec. 13, 2019 USD ($)	Nov. 25, 2019 USD ($)	Nov. 30, 2017	Nov. 15, 2012 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 16, 2017 $ / shares	Feb. 18, 2015 USD ($)	Dec. 18, 2013	Oct. 09, 2013
Related Party Transaction [Line Items]
Vessel operating expenses												$ 93,732,000	$ 68,188,000	$ 68,871,000
General and Administrative Expense												24,012,000	20,984,000	18,458,000
Due from Related Parties, Current												5,000,000	19,108,000
Due from Related Parties, Noncurrent												0	13,757,000
Due to Related Parties, Current												35,979,000
Payments to fund long-term debt												(0)	4,000,000	15,625,000
Long-term Line of Credit												427,287,000	404,280,000
Notes receivable, non current												8,013,000	7,554,000
Note receivable, equity component			$ 29,423,000												$ 29,423,000
Noncash or Part Noncash Acquisition, Debt Assumed												(0)	37,000,000	(0)
Equity Method Investment, Other than Temporary Impairment												6,900,000	(0)	(0)
Long-term Debt												486,857,000	489,028,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures												26,158,000	25,725,000
Loans and Leases Receivable, Related Parties												$ 0	$ 16,192,000
Payments to Acquire Notes Receivable															$ 4,050,000
Limited Partners' Capital Account, Units Outstanding | shares												11,345,187	10,987,679
General Partners' Capital Account, Units Outstanding | shares												237,822	230,524
Navios Holdings I [Member]
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest												18.20%
Limited Partners' Capital Account, Units Outstanding | shares												2,070,216
Olympos Maritime Ltd [Member]
Related Party Transaction [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest												2.10%
Limited Partner [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares			871,795
New Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount												$ 36,056,000
Navios Holdings II [Member]
Related Party Transaction [Line Items]
Outstanding claim payable												5,000,000	$ 10,000,000
Supplemental credit default insurance maximum cash payment											$ 20,000,000
Navios Europe II [Member] | Navios Term Loans II [Member]
Related Party Transaction [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures													700,000
Navios Europe II [Member] | Navios Revolvings Loans II
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties													15,397,000
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and Administrative Expense												13,708,000	10,406,000	9,344,000
Due from related parties												5,000,000	25,582,000
Due from Related Parties, Current													11,825,000
Due from Related Parties, Noncurrent													13,757,000
Due to Related Parties, Current												35,979,000	0
Preferred distribution percentage			12.70%
Other Significant Noncash Transaction, Value of Consideration Given			$ 33,473,000
Payments to Acquire Notes Receivable			$ 4,050,000
Navios Holdings [Member] | Limited Partner [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares			871,795
Share Price | $ / shares																$ 33.75
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe I [Member] | Navios Revolving Loans 1 [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 24,100,000
Increase in available amount of loan facility														$ 30,000,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II [Member] | Navios Revolvings Loans II
Related Party Transaction [Line Items]
Increase in available amount of loan facility		$ 14,000,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II [Member] | Navios Term Loans II [Member]
Related Party Transaction [Line Items]
Notes Receivable, Related Parties				$ 17,276,000
Debt Instrument, Decrease, Forgiveness				$ 5,000,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II [Member] | Navios Revolvings Loans II
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 43,500,000
Increase in available amount of loan facility		$ 14,000,000
Navios Maritime Partners L.P. [Member] | Navios Europe I [Member] | Navios Revolving Loans 1 [Member]
Related Party Transaction [Line Items]
Payments to fund long-term debt	$ 4,000,000
Navios Europe I [Member]
Related Party Transaction [Line Items]
Due from related parties												0	0
Navios Europe I [Member] | Receipt of Assets in Satisfaction of Debt [Member]
Related Party Transaction [Line Items]
Notes Receivable, Related Parties								$ 34,227,000
Notes receivable, non current								4,804,000
Note receivable, equity component								29,423,000
Noncash or Part Noncash Acquisition, Debt Assumed												17,213,000
Navios Europe I [Member] | Receipt of Assets in Satisfaction of Debt [Member] | Navios Revolving Loans 1 [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit								$ 19,016,000
Navios Europe I [Member]
Related Party Transaction [Line Items]
Number of vessels acquired																		10
Equity Method Investment, Ownership Percentage								5.00%											5.00%
Navios Europe I [Member] | Navios Holdings II [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage																			47.50%
Contingent penalties expense													3,182,000
Navios Europe II [Member]
Related Party Transaction [Line Items]
Due from related parties												$ 0
Equity Method Investment, Ownership Percentage												5.00%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures												$ 700,000
Navios Europe II [Member] | Navios Revolvings Loans II
Related Party Transaction [Line Items]
Long-term Debt												14,000,000
Loans and Leases Receivable, Related Parties												15,397,000
Interest Receivable												7,284,000
Navios Europe II [Member] | Navios Term Loans II [Member]
Related Party Transaction [Line Items]
Interest Receivable												796,000
Navios Europe II [Member] | Navios Revolving Loans I | Receipt of Assets in Satisfaction of Debt [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit												17,276,000
Navios Holdings II [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit							$ 5,000,000
Share purchase agreement [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed									$ 370,000
Panamax vessel [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT										82,011
Sub-Panamax and Panamax vessels [Member] | Navios Europe I [Member] | Receipt of Assets in Satisfaction of Debt [Member]
Related Party Transaction [Line Items]
Working capital								$ 14,440,000
Cash and Due from Banks								$ 12,930,000
Sub-Panamax and Panamax vessels [Member] | Navios Europe I [Member] | Receipt of Assets in Satisfaction of Debt [Member]
Related Party Transaction [Line Items]
Working capital												(2,718,000)
Navios Gem Navios Victory [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 33,000,000
Property, Plant and Equipment, Additions						51,000,000
Working capital						(4,378,000)
Navios Gem Navios Victory [Member] | Sellers Credit [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit						$ 13,622,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Payments to Acquire Water and Waste Water Systems												3,366,000	$ 16,313,000
Management Agreement [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee												50.00
Management Agreement [Member] | Ultra Handymax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee												4,230
Management Agreement [Member] | Panamax vessel [Member]
Related Party Transaction [Line Items]
Daily management fee												4,330
Management Agreement [Member] | Panamax vessel [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Daily management fee												$ 6,100
Number of vessels acquired												2
Management Agreement [Member] | Capesize Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee												$ 5,250
Management Agreement [Member] | Container Vessels of TEU 6,800 [Member]
Related Party Transaction [Line Items]
Daily management fee												6,700
Management Agreement [Member] | Container Vessels of more than TEU 8,000 [Member]
Related Party Transaction [Line Items]
Daily management fee												7,400
Management Agreement [Member] | Container Vessels of more than TEU 13,000 [Member]
Related Party Transaction [Line Items]
Daily management fee												8,750
Management Agreement [Member] | Subpanamax Containership [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Daily management fee												$ 6,100
Number of vessels acquired												3
Extended Management Agreement [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee												$ 50.00
Extended Management Agreement [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Annual growth factor, management fees												3.00%
Extended Management Agreement [Member] | After January 1, 2022 [Member]
Related Party Transaction [Line Items]
Annual growth factor, management fees												3.00%
Extended Management Agreement [Member] | Ultra Handymax Vessels [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee												$ 4,350
Extended Management Agreement [Member] | Panamax vessel [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee												4,450
Extended Management Agreement [Member] | Capesize Vessels [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee												5,410
Extended Management Agreement [Member] | Container Vessels of TEU 6,800 [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee												$ 6,900
Navios Europe I [Member] | Three sub-panamax and two panamax containerships [Member]
Related Party Transaction [Line Items]
Number of vessels acquired								5
Property, Plant and Equipment, Additions								$ 56,083,000
Navios Europe II [Member] | Five drybulk vessels, three Panamax vessels and two Ultra-Handymax vessels [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions					$ 56,050,000
Navios Holdings I [Member] | Navios Gem [Member]
Related Party Transaction [Line Items]
Vessel year built						2014
Vessel type						Capesize
Vessel capacity in DWT						181,336
Navios Holdings I [Member] | Navios Victory [Member]
Related Party Transaction [Line Items]
Vessel year built						2014
Vessel type						Panamax
Vessel capacity in DWT						77,095